Goodwill and other intangibles - Key Assumptions (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Product pricing
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, monetary	$ 96
Significant unobservable input, percentage	0.02
Production volumes
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, monetary	$ 18
Significant unobservable input, percentage	0.11
Operating costs
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, monetary	$ 84
Significant unobservable input, percentage	0.03